Segmented Information - Schedule of Geographical Areas (Detail) - Non-current assets, excluding deferred income tax assets and financial and other assets - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of geographical areas [line items]
Non-current assets	$ 48,531	$ 42,976
Canada
Disclosure of geographical areas [line items]
Non-current assets	21,678	20,104
Chile
Disclosure of geographical areas [line items]
Non-current assets	22,400	19,206
United States
Disclosure of geographical areas [line items]
Non-current assets	2,202	1,787
Peru
Disclosure of geographical areas [line items]
Non-current assets	2,050	1,845
Mexico
Disclosure of geographical areas [line items]
Non-current assets	165	0
Other
Disclosure of geographical areas [line items]
Non-current assets	$ 36	$ 34